Taxes (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Taxes [Line Items]
Income tax rate while preferential tax rates	25.00%
Income tax rate	15.00%
Statutory income tax rate	15.00%
Subject to income tax rate	25.00%
Decreased income taxes	$ 223,556	$ 472,994
Net income per share (in Dollars per share) | $ / shares	$ 0.08	$ 1.58
Net operating loss carryforwards	$ 9,700,000
Valuation allowance against deferred tax assets	2,039,967			$ 1,831,039
Accrued income tax liabilities	550,602		¥ 3,798,484
PRC [Member]
Taxes [Line Items]
Accrued income tax liabilities	$ 550,602
Minimum [Member]
Taxes [Line Items]
Value add tax standard rates	6.00%
Decrease of accrued income tax liabilities
Maximum [Member]
Taxes [Line Items]
Value add tax standard rates	13.00%
Decrease of accrued income tax liabilities				$ 550,602